OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

23.	OTHER NON-CURRENT ASSETS

(in thousands of $)	2012	2011
Deferred tax asset (see note 10)	531	622
Other long-term assets	6,238	6,324
	6,769	6,946

Other long-term assets include unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification.  Of these parts $8.4 million have been used internally for both the retrofitting of the NR Satu and to a lesser extent the Golar Freeze in 2009.  Since acquisition, the Company has recognized total impairment charges of $4.0 million (see note 8).  As of December 31, 2012 and 2011, the carrying value of these parts was $3.0 million and $3.5 million, respectively.